Invested assets and net new money (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Invested Assets And Net New Money Tables [Line Items]
Disclosure of invested assets and net new money [text block]

Invested assets and net new money
As of or for the year ended
USD bn 31.12.23 31.12.22
1
Fund assets managed by UBS 429 390
Discretionary assets 1,674 1,464
Other invested assets 2,402 2,127
Total invested assets
2
4,505 3,981
of which: double counts 411 340
Net new money
2
112 76
1 Comparative figures have been restated to include net new money and invested assets from associates.

2 Includes double counts.

Development of invested assets

Development of invested assets
USD bn 31.12.23 31.12.22
1
Total invested assets at the beginning of the year
2
3,981 4,614
Net new money 112 76
Market movements
3
379 (596)
Foreign currency translation 69 (74)
Other effects (37) (40)
of which: acquisitions / (divestments) (25) (19)
Total invested assets at the end of the year
2
4,505 3,981
1 Comparative figures have been restated to include net new money and invested assets from associates.

2 Includes double counts.

3 Includes interest and dividend income.